Share warrant obligation - Warrant Obligations (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share warrant obligation
Beginning Balance	$ 32,109	$ 13,035	$ 22,029	$ 22,029
Fair value adjustment	(10,080)	(10,605)	(4,764)	(8,994)
Ending Balance	22,029	2,430	17,265	13,035
Public Warrants
Share warrant obligation
Beginning Balance	12,606	7,575	10,372	10,372
Fair value adjustment	(2,234)	(5,955)	(598)	(2,797)
Ending Balance	10,372	1,620	9,774	7,575
Private Warrants [Member]
Share warrant obligation
Beginning Balance	19,503	5,460	11,657	11,657
Fair value adjustment	(7,846)	(4,650)	(4,166)	(6,197)
Ending Balance	$ 11,657	$ 810	$ 7,491	$ 5,460